Investments (Details - UCG Fixed maturities) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
More Than One Year [Abstract]
Number Of Issues Fixed Maturities One Year Or Less Investment Grade	167
Number Of Issues Fixed Maturities One Year Or Less Below Investment Grade	52
Number Of Issues Fixed Maturities More Than One Year Investment Grade	62
Number Of Issues Fixed Maturities More Than One Year Below Investment Grade	13
Included In Fixed Maturtities Amortized Cost [Abstract]
Fair value of Trading Securities Included In Fixed Maturities	$ 2	$ 3
Fair value Of Hybrid Securities Included In Fixed Maturities	28	52
Fair value of Hybrid Securities Included In Equity Securities	65	86
Portion At Amortized Cost Disclosure [Member]
Gross Unrealized Appreciation (Depreciation) on Fixed Maturities By Type [Abstract]
Federal government and agency	552	459
State and local government	2,185	2,305
Foreign government	1,173	1,095
Corporate	9,460	8,697
Federal agency mortgage-backed	9	9
Other mortgage-backed	73	80
Other asset-backed	777	752
Total	14,229	13,397
One Year Or Less [Abstract]
Investment grade	591
Below investment grade	80
More Than One Year [Abstract]
Investment grade	300
Below investment grade	37
Fair Value Disclosure [Member]
Gross Unrealized Appreciation (Depreciation) on Fixed Maturities By Type [Abstract]
Federal government and agency	958	687
State and local government	2,456	2,467
Foreign government	1,274	1,154
Corporate	10,485	9,392
Federal agency mortgage-backed	9	10
Other mortgage-backed	79	87
Other asset-backed	926	857
Total	16,187	14,654
One Year Or Less [Abstract]
Investment grade	572
Below investment grade	75
More Than One Year [Abstract]
Investment grade	268
Below investment grade	28
Unrealized Gain [Member]
Gross Unrealized Appreciation (Depreciation) on Fixed Maturities By Type [Abstract]
Federal government and agency	406	229
State and local government	274	172
Foreign government	103	63
Corporate	1,070	744
Federal agency mortgage-backed	0	1
Other mortgage-backed	10	10
Other asset-backed	160	117
Total	2,023	1,336
Unrealized Loss Or Write Down [Member]
Gross Unrealized Appreciation (Depreciation) on Fixed Maturities By Type [Abstract]
Federal government and agency	0	(1)
State and local government	(3)	(10)
Foreign government	(2)	(4)
Corporate	(45)	(49)
Federal agency mortgage-backed	0	0
Other mortgage-backed	(4)	(3)
Other asset-backed	(11)	(12)
Total	(65)	(79)
One Year Or Less [Abstract]
Investment grade	(19)
Below investment grade	(5)
More Than One Year [Abstract]
Investment grade	(32)
Below investment grade	$ (9)